CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, trade allowance for doubtful accounts	$ 17,786	$ 15,710
Property, plant and equipment, accumulated depreciation	8,564,884	8,000,912
Other amortizable intangible assets, accumulated amortization	60,028	46,004
Deferred financing and other costs, accumulated amortization	72,642	66,269
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0
CSC Holdings [Member]
Accounts receivable, trade allowance for doubtful accounts	17,786	15,710
Property, plant and equipment, accumulated depreciation	8,564,884	8,000,912
Other amortizable intangible assets, accumulated amortization	60,028	46,004
Deferred financing and other costs, accumulated amortization	$ 68,358	$ 50,665
Other member's equity membership units issued (in shares)	14,432,750	14,432,750
Other member's equity membership units outstanding (in shares)	14,432,750	14,432,750
CNYG Class A [Member]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	800,000,000	800,000,000
Common stock, shares issued (in shares)	279,582,204	274,133,498
Common stock, shares outstanding (in shares)	241,055,283	247,668,143
Treasury stock, shares (in shares)	38,526,921	26,465,355
CNYG Class B [Member]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	320,000,000	320,000,000
Common stock, shares issued (in shares)	54,148,223	54,354,251
Common stock, shares outstanding (in shares)	54,148,223	54,354,251
RMG Class A [Member]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares issued (in shares)	0	0
RMG Class B [Member]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	160,000,000	160,000,000
Common stock, shares issued (in shares)	0	0